Financial Assets at Fair Value through Profit or Loss and Financial Investments_Dividend Incomes From The Equity Securities(Details) ₩ in Millions	12 Months Ended
Dec. 31, 2018 KRW (₩)
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [Line Items]
From the financial asset derecognized	₩ 2,508
From the remaining financial asset	51,348
Listed
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [Line Items]
From the financial asset derecognized	0
From the remaining financial asset	22,173
Non-listed
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [Line Items]
From the financial asset derecognized	0
From the remaining financial asset	25,121
Equity investments
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [Line Items]
From the financial asset derecognized	0
From the remaining financial asset	2,256
Other equity securities
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [Line Items]
From the financial asset derecognized	2,508
From the remaining financial asset	₩ 1,798